SHARE BASED COMPENSATION (Narrative) (Details) (Employee Stock Option [Member], USD $)	9 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jan. 28, 2014 items	Apr. 03, 2013	Dec. 31, 2013	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized						15,000,000
Share options granted	12,390,416				6,371,250	5,350,000
Granted	6,274,166	140,000
Weighted average fair value of stock options granted	$ 0.98	$ 0.11
Share-based compensation	$ 1,646,281	$ 1,305,150
Unrecognized compensation cost related to non-vested stock options	5,300,000
Unrecognized compensation cost, recognition period	3 years 1 month 28 days
Options Granted January 9, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility rate	93.00%
Relevant Employees and Executive Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			5,707,500
Vesting installments during vesting period			36
Exercise price			$ 1.49	$ 0.25
Number of options modified				6,796,975
Incremental cost associated with the modification				191,000
Share-based compensation				153,085
Unrecognized compensation cost related to non-vested stock options				$ 37,915
Unrecognized compensation cost, recognition period				1 year 2 months 16 days
Relevant Employees and Executive Officers [Member] | Vesting in Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Relevant Employees and Executive Officers [Member] | Vesting in Year Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Relevant Employees and Executive Officers [Member] | Options Granted October 31, 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted				$ 0.11
Relevant Employees and Executive Officers [Member] | Options Granted October 6, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted				$ 0.12
Relevant Employees and Executive Officers [Member] | Options Granted December 3, 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted				$ 0.11
Relevant Employees and Executive Officers [Member] | Options Granted January 9, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted				$ 0.13
Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			566,666	140,000
Vesting installments during vesting period			24
Exercise price			$ 1.49	$ 0.25
Independent Directors [Member] | Vesting in Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%	30.00%
Independent Directors [Member] | Vesting in Year Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%	30.00%
Independent Directors [Member] | Vesting in Year Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%	40.00%